COMMITMENTS AND CONTINGENCIES (Details 3)	12 Months Ended
Dec. 31, 2020 shares
Shares to be issued	1,426,226,398
Convertible Promissory Notes
Shares to be issued	175,316,748
Series A Preferred Stock
Shares to be issued	1,243,987,624
Series B Preferred Stock
Shares to be issued	2,588,693
Stock options and warrants
Shares to be issued	4,333,333